SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Line Items]
Net Revenues	$ 2,185,743	$ 3,345,217
United States [Member]
Accounting Policies [Line Items]
Net Revenues	642,945
Net Assets (Liabilities)	(610,294)
Republic of China (Taiwan) MegaSys [Member]
Accounting Policies [Line Items]
Net Revenues	1,221,627
Net Assets (Liabilities)	(140,529)
Philippines [Member]
Accounting Policies [Line Items]
Net Revenues	163,110
Mexico [Member]
Accounting Policies [Line Items]
Net Revenues	$ 158,061